BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)										1 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2024	Mar. 29, 2024	Mar. 15, 2023 shares	Jan. 05, 2022 shares	Dec. 10, 2021 shares	Nov. 10, 2021 shares	Aug. 21, 2021 shares	Jan. 13, 2021 CNY (¥) item shares	Aug. 21, 2018 CNY (¥) shares	Jan. 31, 2022 shares	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage									43.00%						43.00%
Shares									487,057
Reverse stock split	0.056										0.2
Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							27,059
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage								51.00%						51.00%
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Payments to acquire additional interest in subsidiaries | ¥									¥ 10,000,000
Number of gas stations extending business | item											200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item								2						2
Percentage of deemed consideration of equity.								8.00%
Equity method investment additional information									As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 (27,059 shares post 2024 Reverse Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares														$ 1.61
Fair market value of waived performance goals								¥ 1,689,807						$ 261,667
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥													¥ 979,254
Amortization expense | ¥											¥ 0	¥ 350,000
Number of shares cancelled								162,352
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals								8.00%						8.00%
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares								27,059
Number of shares cancelled								9,020
Stock price | $ / shares														$ 28.98
Future Gas Station (Beijing) Technology, Ltd | Customer relationship
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Impairment loss for intangible assets | ¥											¥ 0	¥ 0
Future Gas Station (Beijing) Technology, Ltd | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares								487,057
Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056
Restricted shares issued for services (in shares)					250,000	500,000				250,000
Number of shares issued			1,000,000	1,050,000
Restricted shares | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Restricted shares issued for services (in shares)					13,889	27,778				13,889
Number of shares issued			55,556	58,333
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares								487,057
Restricted shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares								27,059
Minimum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage									8.00%
Maximum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage									43.00%
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056	0.056
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares									487,057